Commitments and Contingencies (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	1 year 9 months		3 months 29 days
Operating lease discount rate	4.75%		4.75%
Rent expenses	$ 59,287
Depreciation expenses	$ 49,733	$ 62,356